UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08201

                 AllianceBernstein Greater China `97 Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004 (unaudited)

Company                                                                 Shares       U.S. $ Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS -  100.0%

Canada - 1.0%
Sino Forest Corp. Cl. A(a)                                              200,000    $        460,486
                                                                                   ----------------
Hong Kong - 78.7%
51job, Inc. (ADR)(a)                                                        900              24,300
Aluminum Corp. of China, Ltd. Cl. H                                     800,000             462,507
AV Concept Holdings, Ltd.                                             1,000,000             115,629
Chen Hsong Holdings, Ltd.                                               300,000             179,287
Cheung Kong (Holdings), Ltd.                                            160,000           1,325,189
China Life Insurance Co., Ltd. Cl. H(a)                               1,500,000             995,741
China Mengniu Dairy Co., Ltd.(a)                                        742,000             614,878
China Merchants Holdings International Co., Ltd.                        500,000             740,534
China National Aviation Co., Ltd.                                     2,500,000             482,334
China Oilfield Services, Ltd. Cl. H                                   2,500,000             730,777
China Resources Enterprise, Ltd.                                        458,000             638,929
China Resources Power Holdings Co., Ltd.                              1,200,000             687,146
China Shipping Development Co., Ltd. Cl. H                            1,200,000           1,004,895
China Telecom Corp., Ltd. Cl. H                                         774,000             249,050
China Travel International Investment Hong Kong, Ltd.                 2,000,000             526,216
CNOOC, Ltd.                                                           3,000,000           1,545,500
COFCO International, Ltd.                                               750,000             294,402
Dah Sing Banking Group, Ltd.                                            200,000             403,417
eLong, Inc. (ADR)(a)                                                     35,500             482,800
Esprit Holdings, Ltd.                                                   100,000             534,529
Fountain Set (Holdings), Ltd.                                           750,000             565,041
Global Bio-chem Technology Group Co., Ltd.                              700,000             550,089
Harbin Power Equipment Co., Ltd. Cl. H                                1,000,000             242,988
Hong Kong Exchanges & Clearing, Ltd.                                    200,000             455,394
Hongkong Land Holdings, Ltd.                                            240,000             494,400
Hopewell Holdings, Ltd.                                                 220,000             473,466
HSBC Holdings Plc.                                                       23,200             375,294
Huaneng Power International, Inc. Cl. H                               1,800,000           1,355,683
Industrial and Commercial Bank of China (Asia), Ltd.                    400,000             537,928
Jardine Matheson Holdings, Ltd.                                          30,000             444,000
Kingdee International Software Group Co., Ltd.                          400,000             110,516
Li & Fung, Ltd.                                                         300,000             443,901
Lianhua Supermarket Holdings, Ltd. Cl. H                              1,000,000           1,170,360
Lifestyle International Holdings, Ltd.                                  949,000           1,304,593
Melco International Development                                         628,000             701,946
Midland Realty (Holdings), Ltd.                                       1,600,000             711,289

Company                                                                 Shares       U.S. $ Value
---------------------------------------------------------------------------------------------------
Nam Tai Electronic & Electrical Products, Ltd.                          877,000    $        256,334
Norstar Founders Group, Ltd.                                          1,500,000             370,187
NWS Holdings, Ltd.                                                      500,000             671,864
Oriental Press Group, Ltd.                                            1,200,000             443,292
PetroChina Co., Ltd. Cl. H                                            3,000,000           1,577,298
Ping An Insurance (Group) Co. of China, Ltd. Cl. H(a)                   277,500             436,741
Ports Design, Ltd.(a)                                                   200,000             384,146
Shandong Weigao Group Medical Polymer Co., Ltd. Cl. H                 6,980,000             663,609
Shun Tak Holdings, Ltd.                                                 942,000             584,056
Sinopec Shanghai Petrochemical Co., Ltd. Cl. H                        1,300,000             459,472
Sinotrans, Ltd. Cl. H                                                   500,000             161,142
Skyworth Digital Holdings, Ltd.                                       2,000,000             688,636
Solomon Systech International, Ltd.                                   2,000,000             503,629
Swire Pacific, Ltd. Cl. A                                                20,500             144,877
Tai Cheung Holdings, Ltd.                                               600,000             244,903
Techtronics Industries Co., Ltd.                                        220,000             438,940
Tong Ren Tang Technologies Co., Ltd. Cl. H                              300,000             659,087
TPV Technology, Ltd.                                                    500,000             300,469
Tsingtao Brewery Co., Ltd. Cl. H                                        900,000             839,931
Weiqiao Textile Co., Ltd. Cl. H                                         360,000             525,757
Wing Hang Bank, Ltd.                                                     52,500             359,029
Wing Lung Bank, Ltd.                                                     40,000             308,849
Wumart Stores, Inc. Cl. H(a)                                            350,000             598,060
Yantai North Andre Juice Co., Ltd. Cl. H                              3,900,000             506,071
Yanzhou Coal Mining Co., Ltd. Cl. H                                     500,000             663,737
Zhejiang Expressway Co., Ltd. Cl. H                                     400,000             270,536
                                                                                   ----------------
                                                                                         35,035,600
                                                                                   ----------------
Singapore - 3.1%
Elec & Eltek International Co., Ltd.                                     73,000             207,320
GP Batteries International, Ltd.                                        250,000             450,999
Osim International, Ltd.                                                375,000             211,758
Want Want Holdings, Ltd.                                                500,000             490,150
                                                                                   ----------------
                                                                                          1,360,227
                                                                                   ----------------
Taiwan - 17.2%
Asustek Computer, Inc.                                                  220,000             487,425
Cathay Financial Holding Co., Ltd.                                      600,000           1,150,441
GDR(b)                                                                    4,200              80,430
Cheng Loong Co.                                                       1,483,200             520,019
Chinatrust Financial Holding Co., Ltd.                                  529,800             605,528
Chunghwa Telecom Co., Ltd. (ADR)                                          4,100              77,285
Compal Electronics, Inc.                                                107,160              96,282
Flexium Interconnect, Inc.                                              336,000             246,463
Hon Hai Precision Industry Co., Ltd.                                    236,163             869,192
Jenn Feng Industrial Co., Ltd.                                          255,120             334,478
Mega Financial Holding Co., Ltd.                                      1,000,000             668,834

Company                                                                 Shares       U.S. $ Value
---------------------------------------------------------------------------------------------------
Nan Ya Plastics Corp.                                                   424,947    $        592,439
Taiwan Semiconductor Manufacturing Co., Ltd.                            260,107             345,482
Tong-Tai Machine & Tool Co., Ltd.                                       345,000             483,649
United Microelectronics Corp.(a)                                        521,196             317,987
Wan Hai Lines, Ltd.                                                     471,702             453,129
Yageo Corp.(a)                                                        1,000,000             332,064
                                                                                   ----------------
                                                                                          7,661,127
                                                                                   ----------------
Total Investments - 100.0%
  (cost $38,729,129)                                                                     44,517,440
Other assets less liabilities - 0.0%                                                        (16,980)
                                                                                   ----------------

Net Assets - 100%                                                                  $     44,500,460
                                                                                   ================

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004 this security amounted to $80,430 or 0.2% of net assets.

      Glossary of terms:
      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
SECTOR BREAKDOWN
October 31, 2004 (unaudited)

     Finance                           21.6%
     Multi-Industry                    13.9%
     Technology                        10.7%
     Consumer Staples                   8.8%
     Basic Industry                     8.8%
     Energy                             8.7%
     Transportation                     8.2%
     Consumer Services                  5.3%
     Consumer Manufacturing             4.8%
     Capital Goods                      3.7%
     Healthcare                         3.2%
     Utilities                          2.3%
                                      ------
     Total Investments                100.0%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.        DESCRIPTION OF EXHIBIT

        11 (a) (1)         Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)         Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China `97 Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 28, 2004